Finance receivables	12 Months Ended
Dec. 31, 2024
Finance receivables
Finance receivables

6. Finance receivables

Finance receivables consist of secured loan receivables measured at amortized cost, net of allowance for expected credit losses. Finance receivables for the following years are as follows:

$
Balance – December 31, 2022	7,431,656
Additions	1,021,489
Add: Interest income	568,919
Less: Interest payments	(597,986)
Less: Principal payments	(526,107)
Effects of foreign exchange	197,383
Balance – December 31, 2023	8,095,354
Additions	2,300,368
Add: Interest income	513,925
Less: Interest payments	(490,277)
Less: Principal payments	(6,632,290)
Effects of foreign exchange	(354,740)
Balance – December 31, 2024	3,432,340
Current	3,432,340
Non-current	-
Balance – December 31, 2024	3,432,340

Allowances for expected credit losses as at December 31, 2024, were $nil (December 31, 2023 - $nil). Finance receivables earn fees at fixed rates between 6%-8% per annum and have an average term to maturity of one year from the date of issuance. The loans are secured by residential property with a first or second collateral mortgage on the secured property, except for the loan issued to a related party (Note 22). Loans are issued up to 55% of the initial appraised value of the secured property at the time of issuance.

Finance receivables include the following as at December 31, 2024:

$
Minimum payments receivable	3,250,668
Unearned income	181,672
Net investment	3,432,340
Allowance for credit losses	—
Finance receivables, net	3,432,340

As at December 31, 2024, all loans were classified at amortized cost.